Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Analysis of Deferred Tax Assets and Liabilities

The analysis of deferred tax assets and liabilities are as follows:

	As of December 31, 2018	As of December 31, 2017
	Million	Million

Deferred tax assets:
- Deferred tax asset to be recovered after 12 months	2,982	8,236
- Deferred tax asset to be recovered within 12 months	26,672	25,107

	29,654	33,343

Deferred tax liabilities:
- Deferred tax liabilities to be settled after 12 months	(598)	(258)
- Deferred tax liabilities to be settled within 12 months	(224)	(104)

	(822)	(362)

Deferred Tax Assets and Liabilities Recognized and Movements During the Period

Deferred tax assets and liabilities recognized and the movements during 2018

	As of December 31, 2017 (As previously reported)	Changes in accounting policies (Note 3)	As of January 1, 2018 (As restated)	(Charged)/ credited to profit or loss	Charged to other comprehensive income	Exchange differences	As of December 31, 2018
	Million	Million	Million	Million	Million	Million	Million

Deferred tax assets arising from:

Write-down for obsolete inventories	120	—	120	(45)	—	—	75
Write-off and impairment of certain network equipment and related assets	7,082	—	7,082	(1,793)	—	—	5,289
Accrued operating expenses	18,934	—	18,934	(1,219)	—	—	17,715
Deferred revenue from Reward Program	5,943	—	5,943	(159)	—	—	5,784
Impairment loss of doubtful accounts	1,270	24	1,294	164	—	—	1,458
Change in value of available-for-sale financial assets	(6)	6	—	—	—	—	—
Change in value of financial assets at FVOCI	—	(6)	(6)	—	—	—	(6)
Contract asset, contract liability and contract cost relating to customer contract	—	(2,879)	(2,879)	2,218	—	—	(661)

	33,343	(2,855)	30,488	(834)	—	—	29,654

Deferred tax liabilities arising from:

Depreciation allowance in excess of related depreciation	(362)	—	(362)	(736)	—	(19)	(1,117)
Others	—	—	—	296	—	(1)	295

	(362)	—	(362)	(440)	—	(20)	(822)

Total	32,981	(2,855)	30,126	(1,274)	—	(20)	28,832

Deferred tax assets and liabilities recognized and the movements during 2017

	As of January 1, 2017	(Charged)/ credited to profit or loss	Credited to other comprehensive income	Exchange differences	As of December 31, 2017
	Million	Million	Million	Million	Million

Deferred tax assets arising from:

Write-down for obsolete inventories	175	(55)	—	—	120
Write-off and impairment of certain network equipment and related assets	4,538	2,544	—	—	7,082
Accrued operating expenses	17,969	965	—	—	18,934
Deferred revenue from Reward Program	5,796	147	—	—	5,943
Impairment loss for doubtful accounts	1,297	(27)	—	—	1,270
Change in value of available-for-sale financial assets	(8)	—	2	—	(6)

	29,767	3,574	2	—	33,343

Deferred tax liabilities arising from:

Depreciation allowance in excess of related depreciation	(292)	(92)	—	22	(362)

Total	29,475	3,482	2	22	32,981